CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed financial information

	As of December 31,
	2023	2024
	$US	$US
ASSETS
Cash	—	3,610,997
Prepaid expenses and other current assets, net	—	1,006,000
Investment in subsidiaries	21,704,258	24,455,971
Other non-current assets	—	1,000,020
Total assets	21,704,258	30,072,988

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accrued expenses and other current liabilities	(10,035)	37,221
Investment deficit in subsidiaries	10,035	—
Total liabilities	—	37,221

SHAREHOLDERS’ EQUITY
Ordinary share, $0.000016666667 par value, 3,000,000,000 shares authorized, 60,000,000 and 61,381,249 shares issued and outstanding as of December 31, 2023 and 2024, respectively*	1,000	1,023
Additional paid-in capital	1,792,559	7,060,050
Statutory surplus reserves	2,283,180	2,658,112
Retained earnings	18,644,082	21,951,873
Accumulated other comprehensive loss	(1,016,563)	(1,635,291)
Total equity of the Company’s shareholders	21,704,258	30,035,767
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	21,704,258	30,072,988

* The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on March 28, 2023 (Note 1) and the two share splits that occurred on June 19, 2023 and June 6, 2024, respectively (Note 16).

Condensed statements of comprehensive income

	For the Years Ended December 31,
	2022	2023	2024
	$US	$US	$US
General and administrative expenses	—	(10,050)	(530,008)
Equity in profit of subsidiaries	7,282,843	7,701,135	4,212,731
Net income	7,282,843	7,691,085	3,682,723
Other comprehensive income:
Foreign currency translation adjustment, net of nil tax	(758,083)	(460,025)	(618,728)
Total comprehensive income	6,524,760	7,231,060	3,063,995

Condensed statements of cash flows

	For the Years Ended December 31,
	2022	2023	2024
	$US	$US	$US
Net cash used in operating activities*	—	—	(1,486,337)
Net cash used in investing activities	—	—	(996,672)
Net cash provided by financing activities	—	—	6,094,006
Net change in cash and cash equivalents	—	—	3,610,997
Cash at the beginning of year	—	—	—
Cash at the end of year	—	—	3,610,997

* Operating cash outflows include bank account management fees and expenses paid on behalf of the Company’s subsidiaries, such as consulting fees, audit fees and equipment purchases.